Provisions	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions	Provisions

	Notes	December 31, 2025	December 31, 2024
Asset retirement obligations	(a)	$287.6	$279.6
Other		25.8	20.0
		$313.4	$299.6
Current portion of provisions		$5.1	$14.5
Non-current provisions		308.3	285.1
		$313.4	$299.6
(a)Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure for which the Company estimates future costs and recognizes a provision. The Company makes a provision based on the best estimate of the future cash flows required to close and rehabilitate mine sites and related production facilities on a discounted basis.
These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the LOM, changes in discount rates, approved closure plans and estimated costs of reclamation activities and acquisition or construction of a new mine.
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2025	2024
Balance, beginning of the year		$279.6	$347.4
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	11	8.7	(21.4)
Changes in asset retirement obligations at closed mines	29	8.0	(13.4)
Impairment reversal	28	—	(35.8)
Accretion expense	30	5.3	5.7
Disbursements		(14.1)	(2.9)
Other		0.1	—
Balance, end of the year		$287.6	$279.6
Less: current portion		(5.1)	(14.5)
Non-current portion		$282.5	$265.1
As at December 31, 2025, the Company had restricted cash of XOF 38.0 billion (December 31, 2025 - $68.0 million; December 31, 2024 - XOF 34.6 billion; $54.6 million) for the guarantee of environmental closure costs obligations related to the Essakane mine (note 8).
As at December 31, 2025, the Company had CAD$224.3 million ($163.6 million); (December 31, 2024 - CAD$205.3 million ($142.5 million)) of surety bonds, issued pursuant to arrangements with insurance companies, for the guarantee of environmental closure costs obligations related to the Westwood division (note 18(e)). Additionally, the Company has posted CAD$4.1 million (December 31, 2025 - $3.0 million; December 31, 2024 - CAD$4.1 million, $2.8 million) as security for certain environmental closure cost obligations at the Westwood division (note 18(e)).
As at December 31, 2025, the Company had CAD$50.4 million ($36.7 million); (December 31, 2024 - CAD$50.4 million ($35.0 million)) of surety bonds, issued pursuant to arrangements with insurance companies, for the guarantee of environmental closure costs obligations related to the Côté Gold mine (note 18(e)).
As at December 31, 2025, the Company had posted letters of credit in the amount of $nil; (December 31, 2024 - CAD$10.6 million, $7.4 million) under the Credit Facility and $nil (December 31, 2024 - $10.9 million) in cash deposits as collateral for surety bonds, for the guarantee of environmental closure costs obligations related to the Westwood division and Cote Gold Mine (note 18(e)). The balance of $200.3 million remains uncollateralized (note 18(e)).
As at December 31, 2025, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$ million[1]	$ million[1]
2026	$6.8	$0.8
2027	22.1	2.0
2028	20.7	5.8
2029	25.0	10.0
2030	16.2	13.6
2031 onwards	272.1	75.7
	$362.9	$107.9
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Westwood division, including Doyon, Côté Gold and other closed Canadian sites.
As at December 31, 2025, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Côté Gold mine	$78.2	$—	2026-2087
Essakane mine	—	107.9	2026-2050
Westwood division, including Doyon	273.2	—	2026-2057
Other Canadian sites	11.5	—	2026-2125
	$362.9	$107.9